Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ / shares in Units, $ in Thousands, shares in Millions	Oct. 07, 2021 USD ($)	Aug. 04, 2021 USD ($) Vessels Vessel $ / shares shares
Subsequent Event [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		$ 192,700
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 17,500
London [Member]
Subsequent Event [Line Items]
Lease commencement month description	January 2022
Lease expiration period	10 years
Annual lease cost	$ 1,100
Rent free period	27 months
Total commitment amount payable termination of lease	$ 4,300
Lease commitment amount full tenor of lease period	$ 8,600
Ultranav [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		21.2
Business Acquisition, Share Price | $ / shares		$ 9.57
Debt Instrument, Periodic Payment, Principal		$ 13,600
Business combination debt acquired maturity beginning month		2026-06
Business combination number of vessels secured by loan agrement | Vessels		13
Derivative, Swaption Interest Rate		2.00%
Business Combination Recognized Identifiable Asset s Acquired And Liabilities Assumed Net Asseyts Other Than Property Plant And Equipment		$ 1,400
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		7,100
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		2,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		5,600
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Investment In Associated Companies		1,500
Business combination recognized identifiable assets acquired and liabilities assumed accounts payable and accruals		8,800
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities		6,000
Vessels In Operation Member [Member] | Happy Bride Six Thousand And Fourhundred CBM Lpg Built Carrier [Member]
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		4,750
Vessels In Operation Member [Member] | Ultranav [Member]
Subsequent Event [Line Items]
Business combination assets acquired and liabilities assumed equipment		$ 377,000
Business Combination Number Of Equipments Acquired | Vessels		18
Business combination number of entities acquired | Vessel		2
Vessels In Operation Member [Member] | Ultranav [Member] | Twenty Two Thousand CBM Handy Semi Refrigerated Vessels [Member]
Subsequent Event [Line Items]
Business Combination Number Of Equipments Acquired | Vessels		7
Vessels In Operation Member [Member] | Ultranav [Member] | Five Twelve Thousand And CBM Ethylene Vessels [Member]
Subsequent Event [Line Items]
Business Combination Number Of Equipments Acquired | Vessels		5
Vessels In Operation Member [Member] | Ultranav [Member] | Six Gas Carriers Three Thousand Seven Hundred And Seventy To Nine Thousand Range [Member]
Subsequent Event [Line Items]
Business Combination Number Of Equipments Acquired | Vessels		6
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Ultranav [Member]
Subsequent Event [Line Items]
Debt instrument variable interest rate spread percentage		1.90%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Ultranav [Member]
Subsequent Event [Line Items]
Debt instrument variable interest rate spread percentage		2.65%